US Vegan Climate ETF
Schedule of Investments
April 30, 2021 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.4%
	Administrative and Support and Waste Management and Remediation Services - 13.4%
1,675	Accenture plc - Class A	$485,700
233	Allegion plc	31,311
107	Booking Holdings, Inc. (a)	263,870
293	Broadridge Financial Solutions, Inc.	46,479
317	Equifax, Inc.	72,666
352	Expedia Group, Inc.	62,033
70	Fair Isaac Corporation (a)	36,499
729	Fidelity National Financial, Inc.	33,257
214	FleetCor Technologies, Inc. (a)	61,572
782	Global Payments, Inc.	167,841
961	IHS Markit, Ltd.	103,384
5,607	Mastercard, Inc. - Class A	2,142,210
425	Moody’s Corporation	138,852
212	MSCI, Inc.	102,983
3,091	PayPal Holdings, Inc. (a)	810,738
491	TransUnion	51,354
8,745	Visa, Inc. - Class A	2,042,482
		6,653,231

	Construction - 0.9%
890	DR Horton, Inc.	87,478
1,956	Johnson Controls International plc	121,937
705	Lennar Corporation - Class A	73,038
19	NVR, Inc. (a)	95,344
682	PulteGroup, Inc.	40,320
396	Sunrun, Inc. (a)	19,404
		437,521
	Finance and Insurance - 14.1%
1,735	Aflac, Inc.	93,222
40	Alleghany Corporation (a)	27,159
797	Allstate Corporation	101,060
969	Ally Financial, Inc.	49,855
1,588	American Express Company	243,520
2,276	American International Group, Inc.	110,272
314	Ameriprise Financial, Inc.	81,138
657	Anthem, Inc.	249,259
596	Aon plc - Class A	149,858
1,025	Arch Capital Group, Ltd. (a)	40,703
496	Arthur J. Gallagher & Company	71,895
2,139	Bank of New York Mellon Corporation	106,693
607	Brown & Brown, Inc.	32,280
279	Cboe Global Markets, Inc.	29,119
1,486	Centene Corporation (a)	91,746
1,030	Chubb, Ltd.	176,738
960	Cigna Corporation	239,050
402	Cincinnati Financial Corporation	45,297

937	CME Group, Inc.	189,265
364	Comerica, Inc.	27,358
796	Discover Financial Services	90,744
711	DraftKings, Inc. - Class A (a)	40,285
104	Everest Re Group, Ltd.	28,803
1,856	Fifth Third Bancorp	75,242
448	First Republic Bank	82,091
938	Hartford Financial Services Group, Inc.	61,870
342	Humana, Inc.	152,272
2,653	Huntington Bancshares, Inc.	40,644
1,424	Intercontinental Exchange, Inc.	167,619
2,563	KeyCorp	55,771
475	Lincoln National Corporation	30,462
322	M&T Bank Corporation	50,776
39	Markel Corporation (a)	45,880
90	MarketAxess Holdings, Inc.	43,961
1,330	Marsh & McLennan Companies, Inc.	180,481
1,372	Medical Properties Trust, Inc.	30,253
1,843	MetLife, Inc.	117,270
379	Nasdaq, Inc.	61,224
1,102	PNC Financial Services Group, Inc.	206,019
1,531	Progressive Corporation	154,233
1,030	Prudential Financial, Inc.	103,371
319	Raymond James Financial, Inc.	41,719
2,520	Regions Financial Corporation	54,936
172	Reinsurance Group of America, Inc.	22,451
633	S&P Global, Inc.	247,117
131	SVB Financial Group (a)	74,910
1,474	Synchrony Financial	64,473
658	Travelers Companies, Inc.	101,766
3,547	Truist Financial Corporation	210,373
5,215	UnitedHealth Group, Inc.	2,079,742
1,065	Western Union Company	27,434
333	Willis Towers Watson plc	86,200
347	WR Berkley Corporation	27,663
		7,013,542
	Health Care and Social Assistance - 0.5%
691	HCA Healthcare, Inc.	138,932
156	Molina Healthcare, Inc. (a)	39,796
316	Teladoc Health, Inc. (a)	54,463
188	Universal Health Services, Inc. - Class B	27,901
		261,092

	Information - 18.6%
2,011	Activision Blizzard, Inc.	183,383
1,260	Adobe, Inc. (a)	640,508
419	Akamai Technologies, Inc. (a)	45,545
869	Altice USA, Inc. - Class A (a)	31,553
221	ANSYS, Inc. (a)	80,811
18,796	AT&T, Inc.	590,382
575	Autodesk, Inc. (a)	167,848
1,050	Automatic Data Processing, Inc.	196,340
210	Avalara, Inc. (a)	29,759
390	Black Knight, Inc. (a)	28,244
23	Cable One, Inc.	41,170
716	Cadence Design Systems, Inc. (a)	94,347
315	Chegg, Inc. (a)	28,454
322	Citrix Systems, Inc.	39,880
11,951	Comcast Corporation - Class A	671,049
95	CoStar Group, Inc. (a)	81,171
177	Coupa Software, Inc. (a)	47,620
460	Crowdstrike Holdings, Inc. - Class A (a)	95,915
298	CyrusOne, Inc.	21,703
408	Datadog, Inc. - Class A (a)	34,994
459	DocuSign, Inc. (a)	102,329
754	Electronic Arts, Inc.	107,128
91	FactSet Research Systems, Inc.	30,596
1,624	Fidelity National Information Services, Inc.	248,310
1,471	Fiserv, Inc. (a)	176,697
110	HubSpot, Inc. (a)	57,910
663	Intuit, Inc.	273,262
384	Liberty Broadband Corporation - Class C (a)	62,485
2,864	Lumen Technologies, Inc.	36,745
8,811	Microsoft Corporation	2,221,958
138	MongoDB, Inc. (a)	41,049
312	Okta, Inc. (a)	84,146
4,924	Oracle Corporation	373,190
129	Paycom Software, Inc. (a)	49,589
1,208	Pinterest, Inc. - Class A (a)	80,175
196	RingCentral, Inc. - Class A (a)	62,514
274	Roku, Inc. (a)	93,974
2,312	salesforce.com, Inc. (a)	532,500
1,217	Slack Technologies, Inc. - Class A (a)	51,601
418	Splunk, Inc. (a)	52,844
967	Square, Inc. - Class A (a)	236,741
589	SS&C Technologies Holdings, Inc.	43,716
393	Synopsys, Inc. (a)	97,095
291	Take-Two Interactive Software, Inc. (a)	51,036
1,537	T-Mobile US, Inc. (a)	203,084
351	Twilio, Inc. - Class A (a)	129,098
2,012	Twitter, Inc. (a)	111,103
104	Tyler Technologies, Inc. (a)	44,185
349	Veeva Systems, Inc. - Class A (a)	98,575
264	VeriSign, Inc. (a)	57,755
422	Verisk Analytics, Inc.	79,420
295	Zendesk, Inc. (a)	43,114
485	Zoom Video Communications, Inc. - Class A (a)	154,991
		9,239,591

	Management of Companies and Enterprises - 0.5%
1,180	Capital One Financial Corporation	175,915
338	Ceridian HCM Holding, Inc. (a)	31,934
1,126	Citizens Financial Group, Inc.	52,111
		259,960
	Manufacturing - 32.9% (b)
3,079	Advanced Micro Devices, Inc. (a)	251,308
533	Alphabet, Inc. - Class A (a)	1,254,416
531	Alphabet, Inc. - Class C (a)	1,279,774
15,829	Apple, Inc.	2,080,880
2,396	Applied Materials, Inc.	317,973
138	Arista Networks, Inc. (a)	43,494
117	Beyond Meat, Inc. (a)	15,407
1,041	Broadcom, Inc.	474,904
2,279	Carrier Global Corporation	99,319
10,340	Cisco Systems, Inc.	526,409
434	Cognex Corporation	37,376
343	Crown Holdings, Inc.	37,661
379	Cummins, Inc.	95,523
740	Deere & Company	274,429
636	Dell Technologies, Inc. - Class C (a)	62,538
374	Dover Corporation	55,797
1,056	Eaton Corporation plc	150,934
171	Energizer Holdings, Inc.	8,430
291	Enphase Energy, Inc. (a)	40,522
354	Fortinet, Inc. (a)	72,297
350	Fortune Brands Home & Security, Inc.	36,743
190	IDEX Corporation	42,598
166	Ingredion, Inc.	15,506
11,215	Intel Corporation	645,199
857	Juniper Networks, Inc.	21,759
486	Keysight Technologies, Inc. (a)	70,154
401	KLA Corporation	126,455
379	Lam Research Corporation	235,151
84	Lennox International, Inc.	28,169
1,749	Marvell Technology, Inc.	79,072
699	Maxim Integrated Products, Inc.	65,706
60	Mettler-Toledo International, Inc. (a)	78,799
648	Microchip Technology, Inc.	97,388
2,930	Micron Technology, Inc. (a)	252,185
110	Monolithic Power Systems, Inc.	39,752
441	Motorola Solutions, Inc.	83,040
85	MSA Safety, Inc.	13,665
580	NetApp, Inc.	43,320
129	Nordson Corporation	27,272
3,514	NVIDIA Corporation	2,109,735
1,135	Otis Worldwide Corporation	88,382
893	PACCAR, Inc.	80,263
245	Packaging Corporation of America	36,174
334	Parker-Hannifin Corporation	104,813
581	Peloton Interactive, Inc. - Class A (a)	57,141
1,049	Plug Power, Inc. (a)	29,907
294	Qorvo, Inc. (a)	55,322
2,976	QUALCOMM, Inc.	413,069
299	Rockwell Automation, Inc.	79,014
585	Seagate Technology plc	54,311
436	Skyworks Solutions, Inc.	79,060
418	Stanley Black & Decker, Inc.	86,430
430	Teradyne, Inc.	53,784
4,266	Tesla, Inc. (a)	3,026,471

2,414	Texas Instruments, Inc.	435,751
629	Trane Technologies plc	109,339
649	Trimble, Inc. (a)	53,218
161	Waters Corporation (a)	48,279
782	Western Digital Corporation	55,233
469	Westinghouse Air Brake Technologies Corporation	38,491
134	Zebra Technologies Corporation - Class A (a)	65,357
		16,340,868
	Other Services (Except Public Administration) - 0.3%
198	IAC/InterActiveCorporation (a)	50,187
639	Match Group, Inc. (a)	99,448
		149,635
	Professional, Scientific, and Technical Services - 3.8%
342	Amdocs, Ltd.	26,245
370	CDW Corporation	65,982
800	Cerner Corporation	60,040
1,423	Cognizant Technology Solutions Corporation - Class A	114,409
135	EPAM Systems, Inc. (a)	61,796
327	Extra Space Storage, Inc.	48,622
223	Gartner, Inc. (a)	43,681
432	GoDaddy, Inc. - Class A (a)	37,506
2,349	International Business Machines Corporation	333,276
490	IQVIA Holdings, Inc. (a)	114,998
189	Jack Henry & Associates, Inc.	30,775
1,513	NortonLifeLock, Inc.	32,696
552	Omnicom Group, Inc.	45,408
241	Palo Alto Networks, Inc. (a)	85,167
843	Paychex, Inc.	82,184
498	ServiceNow, Inc. (a)	252,172
2,780	Snap, Inc. - Class A (a)	171,860
108	Trade Desk, Inc. - Class A (a)	78,766
211	VMware, Inc. - Class A (a)	33,935
456	Workday, Inc. - Class A (a)	112,632
189	Zscaler, Inc. (a)	35,464
		1,867,614
	Real Estate and Rental and Leasing - 4.6%
1,165	American Tower Corporation	296,807
3,670	Annaly Capital Management, Inc.	33,324
368	AvalonBay Communities, Inc.	70,656
372	Boston Properties, Inc.	40,678
244	Camden Property Trust	29,397
843	CBRE Group, Inc. - Class A (a)	71,824
1,103	Crown Castle International Corporation	208,533
966	Duke Realty Corporation	44,938
229	Equinix, Inc.	165,054
433	Equity LifeStyle Properties, Inc.	30,050
960	Equity Residential	71,261
167	Essex Property Trust, Inc.	48,517
189	Federal Realty Investment Trust	21,327
1,469	Invitation Homes, Inc.	51,503
290	Mid-America Apartment Communities, Inc.	45,626
588	Omega Healthcare Investors, Inc.	22,344
1,939	Prologis, Inc.	225,952
391	Public Storage	109,933
904	Realty Income Corporation	62,512
435	Regency Centers Corporation	27,692
287	SBA Communications Corporation	86,020
801	Simon Property Group, Inc.	97,514
273	Sun Communities, Inc.	45,544
759	UDR, Inc.	35,255
183	United Rentals, Inc. (a)	58,551
972	Ventas, Inc.	53,907
554	VEREIT, Inc.	26,503
469	Vornado Realty Trust	21,457
1,096	Welltower, Inc.	82,233
444	WP Carey, Inc.	33,251
370	Zillow Group, Inc. - Class C (a)	48,144
		2,266,307

		Retail Trade - 5.1%
175		Advance Auto Parts, Inc.	35,028
191		AutoNation, Inc. (a)	19,574
59		AutoZone, Inc. (a)	86,383
600		Best Buy Company, Inc.	69,762
427		CarMax, Inc. (a)	56,893
176		Carvana Company (a)	50,206
371		Charter Communications, Inc. - Class A (a)	249,850
1,775		eBay, Inc.	99,027
107		FirstCash, Inc.	7,707
1,413		KKR & Company, Inc.	79,947
63		Lithia Motors, Inc. - Class A	24,216
185		O’Reilly Automotive, Inc. (a)	102,283
28,393		Verizon Communications, Inc.	1,640,831
			2,521,707
		Transportation and Warehousing - 3.6%
343		CH Robinson Worldwide, Inc.	33,298
2,003		CSX Corporation	201,802
434		Expeditors International of Washington, Inc.	47,679
637		FedEx Corporation	184,928
749		Iron Mountain, Inc.	30,050
239		Kansas City Southern	69,838
665		Norfolk Southern Corporation	185,695
272		Old Dominion Freight Line, Inc.	70,124
2,945		Uber Technologies, Inc. (a)	161,298
1,786		Union Pacific Corporation	396,653
1,859		United Parcel Service, Inc. - Class B	378,976
			1,760,341
		Utilities - 0.2%
87		American States Water Company	6,890
482		American Water Works Company, Inc.	75,187
221		First Solar, Inc. (a)	16,913
			98,990
		Wholesale Trade - 0.9%
549		Copart, Inc. (a)	68,356
1,508		Fastenal Company	78,838
375		Genuine Parts Company	46,864
369		Henry Schein, Inc. (a)	26,753
681		LKQ Corporation (a)	31,810
424		McKesson Corporation	79,525
93		Pool Corporation	39,294
115		W.W. Grainger, Inc.	49,857
			421,297
		TOTAL COMMON STOCKS (Cost $37,815,934)	49,291,696

		SHORT-TERM INVESTMENTS - 0.6%
293,269		First American Government Obligations Fund, Class X - 0.03% *	293,269
		TOTAL SHORT-TERM INVESTMENTS (Cost $293,269)	293,269
		TOTAL INVESTMENTS (Cost $38,109,203) - 100.0%	49,584,965
		Other Assets in Excess of Liabilities - 0.0% +	17,090
		NET ASSETS - 100.0%	$49,602,055

		Percentages are stated as a percent of net assets.

(a)		Non-income producing security.
(b)		To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	*	Rate shown is the annualized seven-day yield as of April 30, 2021.
	+	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at April 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2021:
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$49,291,696	$-	$-	$49,291,696
Short-Term Investments	293,269	-	-	293,269
Total Investments in Securities	$49,584,965	$-	$-	$49,584,965
^ See Schedule of Investments for breakout of investments by sector.
For the period ended April 30, 2021, the Fund did not recognize any transfers to or from Level 3.